Financial risk management - Disclosure of offsetting of financial assets and financial liabilities (Details) - Credit Risk - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Assets
Gross carrying amounts	£ 838	£ 482
Gross amounts offset	0	0
Net amount presented in statement of financial position	838	482
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(446)	(316)
Cash collateral received/ pledged	(51)	(12)
Net amount	341	154
Liabilities
Gross carrying amounts	(1,018)	(1,202)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(1,018)	(1,202)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	446	316
Cash collateral received/ pledged	361	455
Net amount	(211)	(431)
Assets (Liabilities)
Gross carrying amounts	(180)	(720)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(180)	(720)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	0	0
Cash collateral received/ pledged	310	443
Net amount	130	(277)
Financing derivatives
Liabilities
Gross carrying amounts	(950)	(1,138)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(950)	(1,138)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	413	296
Cash collateral received/ pledged	361	462
Net amount	(176)	(380)
Commodity contract derivatives
Liabilities
Gross carrying amounts	(68)	(64)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(68)	(64)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	33	20
Cash collateral received/ pledged	0
Net amount	(35)	(51)
Commodity contract derivatives
Related amounts available to be offset but not offset in statement of financial position
Cash collateral received/ pledged		(7)
Financing derivatives
Assets
Gross carrying amounts	717	375
Gross amounts offset	0	0
Net amount presented in statement of financial position	717	375
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(413)	(296)
Cash collateral received/ pledged	(27)	(12)
Net amount	277	67
Commodity contract derivatives
Assets
Gross carrying amounts	121	107
Gross amounts offset	0	0
Net amount presented in statement of financial position	121	107
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(33)	(20)
Cash collateral received/ pledged	(24)	0
Net amount	£ 64	£ 87